Deferred taxation (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tax losses carried forward	£ 17,733,217	£ 14,326,058
Deferred tax asset	25.00%	25.00%
Unrecognized deferred tax asset	£ 4,433,305	£ 3,581,514